Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Disclosure of leases [text block]	22 – Leases The Group’s disclosures are as a lessee under lease arrangements covering property and equipment. The Group has applied judgement in presenting related information pursuant to IFRS 16 in a manner that it considers to be most relevant to an understanding of its financial performance and position. The Group leases many assets including land and buildings, vehicles and IT equipment. The Group is a lessee for the majority of its offices and branches under long-term rental agreements. Most of the lease contracts are made under usual terms and conditions, which means they include options to extend the lease by a defined amount of time, price adjustment clauses and escalation clauses in line with general office rental market conditions. However, the lease agreements do not include any clauses that impose any restriction on the Group’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements. As of December 31, 2022 (December 31, 2021), the Group recorded right-of-use assets on its balance sheet with a carrying amount of € 4.0 billion (€ 3.5 billion), which are included in Property and equipment. The right-of-use assets predominantly represented leased properties of € 4.0 billion (€ 3.5 billion) and vehicle leases of € 10 million (€ 11 million). For more information on the year-to-date development of right-of-use assets, please refer to Note 21 “Property and Equipment”. Corresponding to the recognition of the right-of-use assets, as of December 31, 2022 (December 31, 2021), the Group recorded lease liabilities on its balance sheet with a carrying amount of € 4.5 billion (€ 4.0 billion), which are included in Other liabilities. As of December 31, 2022, the lease liabilities included the discounted value of future lease payments of € 488 million for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011. The contract was extended in the fourth quarter 2021 with a fixed term until the end of 2036 and includes two options to extend the lease for two additional 5-year periods up to the end of 2046. During 2022 and 2021, interest expenses recorded from the compounding of the lease liabilities amounted to € 85 million and € 86 million, respectively. The contractual maturities for the undiscounted cash flows from these liabilities are shown in Note 31 “Maturity Analysis of the earliest contractual undiscounted cash flows of Financial Liabilities”. Expenses recognized in 2022 (2021) relating to short-term leases and leases of low-value assets, for which the Group decided to apply the recognition exemption under IFRS 16 (and thus not to record right-of-use assets and corresponding lease liabilities on the balance sheet), amounted to € 1 million (€ 2 million) and € 0 million (€ 0 million), respectively. Income recorded in 2022 (2021) from the subletting of right-of-use assets totaled € 29 million (€ 34 million). The total cash outflow for leases for 2022 (2021) was € 691 million (€ 767 million) and represented mainly expenditures made for real estate rentals over € 683 million (€ 754 million). Of the total cash outflow amount, payments of € 607 million (€ 679 million) were made for the principal portion of lease liabilities, payments of € 84 million (€ 87 million) were made for the interest portion. Total future cash outflows to which the Group as a lessee is potentially exposed, that are not reflected in the measurement of the lease liabilities, mainly include potential payment exposures arising from extension options (2022: € 5.7 billion) and future payments for leases not yet commenced, but to which the Group is committed (2022: € 155 million). Their expected maturities are shown in the table below. Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities in € m. Dec 31, 2022 Dec 31, 2021 Future cash outflows not reflected in lease liabilities: Not later than one year 14 10 Later than one year and not later than five years 613 539 Later than five years 5,226 5,849 Future cash outflows not reflected in lease liabilities 5,852 6,398